General and administrative expenses	12 Months Ended
Dec. 31, 2024
Selling, general and administrative expense [abstract]
General and administrative expenses
9. General and administrative expenses
The following summary key expenses are included in administrative expenses for the year ended:

		For the years ended,
	Note	December 31, 2024	December 31, 2023	December 31, 2022
		$	$	$
Wages & employee benefits		2,670,496	2,620,350	4,403,080
Consultancy fees		2,309,474	2,980,497	4,192,090
Professional fees		2,214,068	3,197,712	2,332,949
Drilling and site costs		-	-	150,173
Directors’ fees		721,697	591,631	192,298
Legal expenses		1,209,758	5,121,915	10,278,807
Exploration expenses		-	59	1,314,483
Depreciation of property and equipment	13	1,042,606	524,959	129,596
Depreciation of right-of-use assets	13	347,816	353,851	117,436
(Gain) / loss on disposal of property and equipment		(134)	-	271,789
Amortization of intangible assets	15	181,991	163,147	71,095
Provision for VAT receivable		1,749,527	4,617,911	-
Provision for withholding tax payable		3,434,062	-	-
Provision for bad debt		478,558	-	-
Share-based expense - Lifezone Holdings shareholder earnout	26	-	248,464,035	-
Share-based expense - Sponsor earnout	26	-	17,094,750	-
Share-based expense - restricted stock units	26	17,818,907	-	-
SPAC Transaction expenses	1	-	76,857,484	-
Stamp duty taxes		-	-	1,446,033
Travel		552,276	574,776	629,108
Audit & accountancy fees		915,101	1,451,510	906,964
Taxes & licenses		30,297	-	187,041
Insurance		1,555,306	970,517	65,253
Other administrative expenses		1,850,346	493,098	1,871,323
Total		39,082,152	366,078,202	28,559,518
Lifezone capitalizes exploration and evaluation costs related to the Kabanga Nickel Project to exploration and evaluation assets. Capitalized exploration and evaluation expenditure includes a wide range of exploration, evaluation and study related costs, including general, administrative and financing costs that are related to the project. This section includes general and administrative costs that are expensed either because such costs do not relate to the Kabanga Nickel Project or are not eligible for capitalization under Lifezone's accounting policy.
Provision for VAT receivable
The “Provision for VAT receivable” reflects the provision of the entire Tanzanian Value-Added Tax ("VAT") refund claim amounting to $1,749,527 and $4,617,911 for the year ended December 31, 2024 and 2023 respectively. The amount provided in 2024 relates to goods and services purchased in 2024. Lifezone began providing for the VAT receivable after TNCL received a letter from the Tanzanian Revenue Authority ("TRA") on November 30, 2023, rejecting its application for VAT refunds related to goods and services procured for the Kabanga Nickel Project between August 1, 2021, and July 31, 2023. TNCL has formally objected to the TRA’s decision, maintaining that the rejection lacks merit since the purchases were made as part of its economic activities in Tanzania, with the clear objective of developing the Kabanga Nickel Project and ultimately producing and exporting metals. Lifezone continues to closely monitor the situation and is actively engaging with the Government of Tanzania to seek a favorable resolution in accordance with local regulations.

Provision for withholding tax payable
In 2020, KNCL, a subsidiary of Lifezone, filed a tax appeal with the Tax Revenue Appeals Tribunal, contesting a withholding tax assessment imposed by the TRA on imported services. These services were provided by non-resident entities during a period when KNCL was jointly owned by Barrick and Glencore. On January 21, 2021, the TRA issued an Agency Notice to KNCL’s bank, Citi Bank Tanzania Limited, leading to the transfer of the company’s total bank balance of TZS 823,400,321 ($335,398) as of January 31, 2021, to the TRA. KNCL is a non-operating entity whose retention mining license were revoked by the Government of Tanzania in 2018, ahead of the acquisition by Lifezone and carries a de-minimis amount of cash.

Subsequently, on April 22, 2021, the TRA lifted the Agency Notice until further notice, pending a hearing and final determination of the case. On July 30, 2024, the Court of Appeal ruled in favor of the TRA, dismissing KNCL’s appeal and confirming the tax assessment of TZS 8,426,336,706 ($3,434,062) as payable. Following this ruling, a provision of $3,434,062 (equivalent to TZS 8,426,336,706) has been made, covering the principal tax amount plus interest.
On August 19, 2024, the TRA issued a further demand notice for the withholding tax of TZS 8,426,336,706 ($3,434,062), along with additional interest for late payment. In March 2025, this additional interest was revised to TZS 12,357,974,405 ($5,033,805).

While the outcome of these discussions is uncertain, based on progress of these discussions and legal advice obtained, Lifezone believes that it can successfully negotiate a waiver of the additional interest charges. Lifezone has not provided for any additional interest charges as, based on ongoing discussions with the TRA, any material outflow is not considered probable. However, if the TRA does not waive the additional interest charges, there is a possibility that KNCL could face an additional liability of up to $5,033,805 (TZS 12,357,974,405). Following resolution of this matter Lifezone intends to place KNCL in voluntary liquidation.

Share-based payment expenses
Share-based payment expenses of $17,818,907 during the year ended December 31, 2024, have been recognized in accordance with IFRS 2 in relation to RSU grants to employees and consultants. For details refer to Note 26.
Share based payment expenses of $265,558,785 during the year ended December 31, 2023, have been recognized under the SPAC Transaction related to the earnouts with market performance vesting conditions as described in Note 1. These earnouts relate to shares granted to previous Lifezone Holdings Shareholders and Sponsor shareholders.
SPAC Transaction Expenses
Lifezone has recognized $76,857,484 as SPAC Transaction expenses in 2023 to account for the excess of fair value of equity in Lifezone issued to participating (non-redeeming) GoGreen shareholders over the fair value of GoGreen’s identifiable net assets acquired classified as a service of a stock exchange listing in accordance with IFRS 2, paragraph 10.7.
Lifezone incurred costs of $13.5 million associated with the SPAC and PIPE transactions during the year ended December 31, 2023. Lifezone has apportioned $5.7 million as directly attributable to equity issuance fees recognized within shareholder’s equity resulting in a net balance of $7.9 million expensed which is included in Professional and Legal fees for the year ended December 31, 2023. Consequently, the legal expenses and professional fees of $3.4 million during the year ended December 31, 2024, are significantly lower as compared to $8.3 million during the year ended December 31, 2023.